GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

a) Intangible Assets

	Water rights[1]	Technology[2]	Supply contracts[3]	Exploration potential[4]	Total
Opening balance January 1, 2018	$71	$9	$11	$164	$255
Amortization and impairment losses[5]	—	(1)	(3)	(24)	(28)
Closing balance December 31, 2018	$71	$8	$8	$140	$227
Additions	1	—	—	—	1
Amortization	—	(1)	(1)	—	(2)
Closing balance December 31, 2019	$72	$7	$7	$140	$226
Cost	$72	$17	$39	$298	$426
Accumulated amortization and impairment losses	—	(10)	(32)	(158)	(200)
Net carrying amount December 31, 2019	$72	$7	$7	$140	$226

[1]	Relates to water rights in South America, and will be amortized through cost of sales when we begin using these in the future.

[2]	The amount is amortized through cost of sales using the UOP method over LOM ounces of the Pueblo Viejo mine, with no assumed residual value.

[3]	Relates to a supply agreement with Michelin North America Inc. to secure a supply of tires and is amortized over the effective term of the contract through cost of sales.

[4]
Exploration potential consists of the estimated fair value attributable to exploration licenses acquired as a result of a business combination or asset acquisition. The carrying value of the licenses will be transferred to PP&E when the development of attributable mineral resources commences.

[5]	Exploration potential impairment losses in 2018 relate to the Nyanzaga project in Tanzania.

b) Goodwill

	Closing balance December 31, 2018	Additions	Disposals	Closing balance December 31, 2019
Carlin	$—	$1,294	$—	$1,294
Cortez	514	210	—	724
Turquoise Ridge	528	194	—	722
Phoenix	—	119	—	119
Goldrush	—	175	—	175
Hemlo	63	—	—	63
Kalgoorlie	71	—	(71)	—
Loulo-Gounkoto	—	1,672	—	1,672
Total	$1,176	$3,664	($71)	$4,769
On a total basis, the gross amount and accumulated impairment losses are as follows:

Cost	$12,211
Accumulated impairment losses December 31, 2019	(7,442)
Net carrying amount December 31, 2019	$4,769